UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2015

Date of reporting period:  October 31, 2014

Item 1. Schedule of Investments.

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 95.5%
Consumer Discretionary - 10.9%
Lowe's Companies	51,438	$2,942,254
Omnicom Group	61,725	4,435,559
PetSmart	47,837	3,461,006
		10,838,819
Consumer Staples # - 28.0%
CVS Caremark	56,582	4,855,301
JM Smucker	37,035	3,851,640
Lorillard	66,869	4,112,443
Philip Morris International	42,693	3,800,104
Procter & Gamble	41,150	3,591,161
Sysco	101,332	3,905,335
Wal-Mart Stores	49,895	3,805,492
		27,921,476
Energy - 10.2%
Chevron	20,575	2,467,971
Occidental Petroleum	41,150	3,659,470
Royal Dutch Shell - ADR	56,067	4,025,050
		10,152,491
Financials - 9.8%
Cullen/Frost Bankers	23,147	1,870,509
Marsh & McLennan Companies	64,812	3,523,828
State Street	58,125	4,386,113
		9,780,450
Health Care - 18.5%
Abbott Laboratories	102,361	4,461,915
Amgen	22,890	3,712,300
Becton, Dickinson & Co.	22,118	2,846,587
Johnson & Johnson	34,978	3,769,929
UnitedHealth Group	38,578	3,665,296
		18,456,027
Industrials - 8.0%
3M	23,147	3,559,314
Illinois Tool Works	48,351	4,402,359
		7,961,673
Information Technology - 10.1%
Automatic Data Processing	36,006	2,944,571
CDK Global *	12,000	403,200
International Business Machines	16,385	2,693,694
Microchip Technology	93,617	4,035,829
		10,077,294
Total Common Stocks
(Cost $88,921,672)		95,188,230

SHORT-TERM INVESTMENT- 17.0%
Invesco Treasury Portfolio, 0.01% ^
(Cost $17,000,795)	17,000,795	17,000,795

Total Investments - 112.5%
(Cost $105,922,467)		112,189,025
Other Assets and Liabilities, Net - (12.5)%		(12,500,029)
Total Net Assets - 100.0%		$99,688,996

#
As of October 31, 2014, the Fund had a significant portion of its assets invested in this sector. The Consumer Staples sector may be more greatly impacted by changes in domesic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand.

*	Non-income producing security.
^	Variable Rate Security - The rate shown is the current yield as of October 31, 2014.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$95,188,230	–	–	$95,188,230
Short-Term Investment	17,000,795	–	–	17,000,795
Total Investments	$112,189,025	–	–	$112,189,025

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at October 31, 2014 was as follows:

Coho Relative Value Equity Fund

Cost of investments	$105,922,467

Gross unrealized appreciation	7,214,737
Gross unrealized depreciation	(948,179)
Net unrealized appreciation	$6,266,558

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  December 11. 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  December 11. 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  December 11. 2014